Total Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of total income
	For the three months ended March 31,
	2023	2022
Transaction income	$25,865,968	$22,863,986
Income from other services	8,807,463	4,769,976
Total income	$34,673,431	$27,633,962

	2022	2021
Transaction income	$102,599,194	$93,498,598
Income from other services	22,971,247	21,318,037
Total income	$125,570,441	$114,816,635